Note 7 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ (1,185)	$ 535
Less net loss attributable to non-controlling interest in subsidiary	(178)
Income (loss) before income taxes of Avalon Holdings Corporation common shareholders	(1,007)	535
Federal statutory rate	35.00%	35.00%
	(352)	187
State income taxes, net of federal income tax benefits	49	64
Change in valuation allowance	476	(54)
Increase in available federal tax credit	(44)	(47)
Other nondeductible expenses	49	52
Increase in net operating loss carryforward:
State	(122)	(77)
Federal	(9)
Other, net	26	(28)
	$ 73	$ 97